Recoverable taxes - Summary of Tax Recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Recoverable taxes
Recoverable taxes	R$ 20,425	R$ 22,225
Current	19,304	15,612
Non-current	1,121	6,613
Withholding Income Tax (IRRF) on financial investments
Recoverable taxes
Recoverable taxes	2,027	637
Recoverable IRPJ and CSLL
Recoverable taxes
Recoverable taxes	8,573	17,456
Recoverable PIS and COFINS
Recoverable taxes
Recoverable taxes	7,250	2,501
Other recoverable taxes
Recoverable taxes
Recoverable taxes	R$ 2,575	R$ 1,631